Reverse Recapitalization (Details)				3 Months Ended					9 Months Ended			12 Months Ended
	Jun. 18, 2024	Dec. 19, 2023 USD ($) $ / shares shares	Oct. 21, 2021	Dec. 31, 2024 $ / shares shares		Jun. 30, 2024 shares	[4]	Dec. 31, 2023 shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 shares	Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2023 $ / shares shares		Dec. 24, 2024 $ / shares	Nov. 07, 2024 $ / shares	Dec. 28, 2023 $ / shares
Reverse Recapitalization [Line Items]
Net proceeds of common stock (in Dollars) | $												$ 5,770,630
Gross proceeds (in Dollars) | $		$ 5,000,000										17,100,000
Unsecured promissory notes (in Dollars) | $												3,259,208
Transaction costs (in Dollars) | $												10,947,805
Reverse recapitalization (in Dollars) | $												$ 17,100,000
Par value per share (in Dollars per share) | $ / shares				$ 0.0001	[1]				$ 0.0001	[1]		$ 0.0001	[1],[2],[3]	$ 0.0001	[2],[3]
Common stock – issuance to IOAC shareholders												9,192,377
Shares issued												200,000
Prior stock split		300										10		1,653
Reverse recapitalization exchange ratio												0.0284
Warrant outstanding				69,704					69,704			11,500,000
Description of reverse stock split	52,966,102		1-for-100						Basic EPS was increased by $1.12 ($0.06 prior to Second Reverse Stock Split and $0.0006 prior to First Reverse Stock Split) and $6.78 ($0.34 prior to Second Reverse Stock Split and $0.0034 prior to First Reverse Stock Split) as a result of these gains.
Exercise price (in Dollars per share) | $ / shares		$ 6,000		$ 4.03					$ 4.03							$ 39	$ 80.6
Share issued price per shares (in Dollars per share) | $ / shares		$ 16,667
Zoomcar Inc [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization (in Dollars) | $												$ 392,725
Zoomcar Inc [Member]
Reverse Recapitalization [Line Items]
Assumed liabilities (in Dollars) | $												21,499,578
Gross proceeds (in Dollars) | $												$ 4,804,482
Common Stock [Member]
Reverse Recapitalization [Line Items]
Convertible share												1
Prior stock split												20,000,000
First Reverse Stock Split [Member]
Reverse Recapitalization [Line Items]
Prior stock split				20,425				674	20,425		224
Each warrant												2,000
Description of reverse stock split												(100 prior to Second Reverse Stock Split and 1 prior to First Reverse Stock Split)
Second Reverse Stock Split [Member]
Reverse Recapitalization [Line Items]
Prior stock split				204				7	204		2	37,956,206
Description of reverse stock split												($571 prior to Second Reverse Stock Split and $5.71 prior to First Reverse Stock Splock at an exercise price of $11,420 ($571 prior toit) per share and classified as equity instruments.
Exercise price (in Dollars per share) | $ / shares												$ 11,420
Common Class A [Member]
Reverse Recapitalization [Line Items]
Common stock – issuance to IOAC shareholders		1,666,666
Prior stock split		3										834
Common Stock [Member]
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares												$ 0.0001						$ 0.0001
Common stock – issuance to IOAC shareholders						6,257						10,000
Prior stock split				13,190								8,428,621
Warrant outstanding				5,296					5,296

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)
[4]	Both the number of shares outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.